Long-term debt - Change in Outstanding Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Long-term Debt [Line Items]
Balance at January 1	$ 1,933,848	$ 1,924,665
(Repayments) borrowings on the revolving credit facility	(341,259)	22,183
Amortization of transaction costs	778	833
Foreign exchange	58,202	(13,833)
Balance at December 31	$ 1,651,569	$ 1,933,848